SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details)	Jun. 30, 2026 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Fiscal Year 2026- remainder	$ 7,041
Fiscal Year 2027	28,858
Fiscal Year 2028	25,042
Imputed interest	(7,350)
Total operating lease liability	$ 53,591